CONDENSED CONSOLIDATED STATEMENTS OF EQUITY - USD ($) $ in Thousands		Total	Cumulative Effect, Period of Adoption, Adjustment	Cumulative Effect, Period of Adoption, Adjusted Balance	Common Stock	Common Stock Cumulative Effect, Period of Adoption, Adjusted Balance	Additional Paid-in Capital	Additional Paid-in Capital Cumulative Effect, Period of Adoption, Adjusted Balance	Retained Earnings (Accumulated Deficit)	Retained Earnings (Accumulated Deficit) Cumulative Effect, Period of Adoption, Adjustment	Retained Earnings (Accumulated Deficit) Cumulative Effect, Period of Adoption, Adjusted Balance	Accumulated Other Comprehensive Income (Loss)	Accumulated Other Comprehensive Income (Loss) Cumulative Effect, Period of Adoption, Adjusted Balance	Noncontrolling Interests	Noncontrolling Interests Cumulative Effect, Period of Adoption, Adjusted Balance	Noble Finance Company	Noble Finance Company Cumulative Effect, Period of Adoption, Adjustment	Noble Finance Company Cumulative Effect, Period of Adoption, Adjusted Balance	Noble Finance Company Common Stock	Noble Finance Company Common Stock Cumulative Effect, Period of Adoption, Adjustment	Noble Finance Company Common Stock Cumulative Effect, Period of Adoption, Adjusted Balance	Noble Finance Company Additional Paid-in Capital	Noble Finance Company Additional Paid-in Capital Cumulative Effect, Period of Adoption, Adjustment	Noble Finance Company Additional Paid-in Capital Cumulative Effect, Period of Adoption, Adjusted Balance	Noble Finance Company Retained Earnings (Accumulated Deficit)	Noble Finance Company Retained Earnings (Accumulated Deficit) Cumulative Effect, Period of Adoption, Adjustment	Noble Finance Company Retained Earnings (Accumulated Deficit) Cumulative Effect, Period of Adoption, Adjusted Balance	Noble Finance Company Accumulated Other Comprehensive Income (Loss)	Noble Finance Company Accumulated Other Comprehensive Income (Loss) Cumulative Effect, Period of Adoption, Adjustment	Noble Finance Company Accumulated Other Comprehensive Income (Loss) Cumulative Effect, Period of Adoption, Adjusted Balance	Noble Finance Company Noncontrolling Interests	Noble Finance Company Noncontrolling Interests Cumulative Effect, Period of Adoption, Adjustment	Noble Finance Company Noncontrolling Interests Cumulative Effect, Period of Adoption, Adjusted Balance
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Tax effects of intra-entity asset transfers		$ (148,393)							$ (148,393)							$ (148,393)			$ 0			$ 0			$ (148,393)			$ 0			$ 0
Beginning balance (in shares) at Dec. 31, 2017					244,971,000	244,971,000													261,246,000
Beginning balance at Dec. 31, 2017		5,950,628	$ (1,488)	$ 5,800,747	$ 2,450	$ 2,450	$ 678,922	$ 678,922	4,637,677	$ (1,488)	$ 4,493,336	$ (42,888)	$ (48,428)	$ 674,467	$ 674,467	5,950,014			$ 26,125			623,137			4,669,173			(42,888)			674,467
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stranded tax effect resulting from the Tax Cuts and Jobs Act									5,540			(5,540)				0			0			0			5,540			(5,540)			0
Contributions from parent company, net																(44,417)			0			0			(44,417)			0			0
Capital contribution by parent - share-based compensation																23,945			0			23,945			0			0			0
Employee related equity activity
Amortization of share-based compensation		23,993					23,993
Issuance of share-based compensation shares (in shares)					1,823,000
Issuance of share-based compensation shares		0			$ 18		(18)
Tax benefit of equity transactions		(3,488)					(3,488)
Net income (loss)		(1,130,535)							(885,050)					(245,485)		(1,089,970)			0			0			(844,485)			0			(245,485)
Net loss		(885,050)														(844,485)
Dividends paid to noncontrolling interests		(27,579)												(27,579)		(27,579)			0			0			0			0			(27,579)
Dividend equivalents	[1]	80							80
Other comprehensive income, net		(8,644)										(8,644)				(8,644)			$ 0			0			0			(8,644)			0
Ending balance (in shares) at Dec. 31, 2018					246,794,000														261,246,000	0	261,246,000
Ending balance at Dec. 31, 2018		4,654,574			$ 2,468		699,409		3,608,366			(57,072)		401,403		4,653,468	$ (1,488)	$ 5,800,133	$ 26,125	$ 0	$ 26,125	647,082	$ 0	$ 623,137	3,635,930	$ (1,488)	$ 4,524,832	(57,072)	$ 0	$ (48,428)	401,403	$ 0	$ 674,467
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Distributions to parent company, net																(42,103)			0			0			(42,103)			0			0
Capital contribution by parent - share-based compensation																14,689			0			14,689			0			0			0
Employee related equity activity
Amortization of share-based compensation		14,737					14,737
Issuance of share-based compensation shares (in shares)					2,406,000
Issuance of share-based compensation shares		0			$ 24		(24)
Tax benefit of equity transactions		(2,803)					(2,803)
Purchase of noncontrolling interests		(106,744)					95,774							(202,518)		(106,744)			0			95,774			0			0			(202,518)
Net income (loss)		(874,366)							(700,590)					(173,776)		(734,904)			0			0			(561,128)			0			(173,776)
Net loss		(700,590)														(561,128)
Dividends paid to noncontrolling interests		(25,109)												(25,109)		(25,109)			0			0			0			0			(25,109)
Other comprehensive income, net		$ (1,317)										(1,317)				$ (1,317)			$ 0			0			0			(1,317)			0
Ending balance (in shares) at Dec. 31, 2019		249,200,000			249,200,000											261,246,000			261,246,000
Ending balance at Dec. 31, 2019		$ 3,658,972			$ 2,492		807,093		2,907,776			(58,389)				$ 3,757,980			$ 26,125			757,545			3,032,699			(58,389)			0
Employee related equity activity
Other comprehensive income, net		$ (1,568)
Ending balance at Mar. 31, 2020												(59,957)
Beginning balance (in shares) at Dec. 31, 2019		249,200,000			249,200,000											261,246,000			261,246,000
Beginning balance at Dec. 31, 2019		$ 3,658,972			$ 2,492		807,093		2,907,776			(58,389)				$ 3,757,980			$ 26,125			757,545			3,032,699			(58,389)			0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Distributions to parent company, net																(49,828)									(49,828)
Employee related equity activity
Amortization of share-based compensation		6,342					6,342
Issuance of share-based compensation shares (in shares)					1,862,000
Issuance of share-based compensation shares		1			$ 18		(17)
Tax benefit of equity transactions		(435)					(435)
Net income (loss)		(1,155,739)														(1,104,341)
Net loss		(1,155,739)							(1,155,739)							(1,104,341)									(1,104,341)
Other comprehensive income, net		(107)										(107)				(107)												(107)
Capital contribution by parent - share-based compensation																7,352						7,352
Ending balance (in shares) at Sep. 30, 2020					251,062,000														261,246,000
Ending balance at Sep. 30, 2020		$ 2,509,034			$ 2,510		812,983		1,752,037			(58,496)				$ 2,611,056			$ 26,125			764,897			1,878,530			(58,496)
Beginning balance (in shares) at Dec. 31, 2019		249,200,000			249,200,000											261,246,000			261,246,000
Beginning balance at Dec. 31, 2019		$ 3,658,972			$ 2,492		807,093		2,907,776			(58,389)				$ 3,757,980			$ 26,125			757,545			3,032,699			(58,389)			0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Distributions to parent company, net																(76,245)			0			0			(76,245)			0			0
Capital contribution by parent - share-based compensation																9,169			0			9,169			0			0			0
Employee related equity activity
Amortization of share-based compensation		8,159					8,159
Issuance of share-based compensation shares (in shares)					1,884,000
Issuance of share-based compensation shares		0			$ 19		(19)
Tax benefit of equity transactions		(437)					(437)
Net income (loss)		(3,978,459)							(3,978,459)							(3,904,673)			0			0			(3,904,673)			0			0
Net loss		(3,978,459)														(3,904,673)
Other comprehensive income, net		$ 377										377				$ 377			$ 0			0			0			377			0
Ending balance (in shares) at Dec. 31, 2020		251,084,000			251,084,000											261,246,000			261,246,000
Ending balance at Dec. 31, 2020		$ (311,388)			$ 2,511		814,796		(1,070,683)			(58,012)		0		$ (213,392)			$ 26,125			766,714			(948,219)			(58,012)			0
Beginning balance at Mar. 31, 2020												(59,957)
Employee related equity activity
Other comprehensive income, net		29
Ending balance (in shares) at Jun. 30, 2020					251,041,000														261,246,000
Ending balance at Jun. 30, 2020		2,556,970			$ 2,510		811,483		1,802,905			(59,928)				2,700,304			$ 26,125			763,397			1,970,710			(59,928)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Distributions to parent company, net																(13,978)									(13,978)
Employee related equity activity
Amortization of share-based compensation		1,500					1,500
Issuance of share-based compensation shares (in shares)					21,000
Issuance of share-based compensation shares		0			$ 0
Net income (loss)		(50,868)														(78,202)
Net loss		(50,868)							(50,868)							(78,202)									(78,202)
Other comprehensive income, net		1,432										1,432				1,432												1,432
Capital contribution by parent - share-based compensation																1,500						1,500
Ending balance (in shares) at Sep. 30, 2020					251,062,000														261,246,000
Ending balance at Sep. 30, 2020		$ 2,509,034			$ 2,510		812,983		1,752,037			(58,496)				$ 2,611,056			$ 26,125			764,897			1,878,530			(58,496)
Beginning balance (in shares) at Dec. 31, 2020		251,084,000			251,084,000											261,246,000			261,246,000
Beginning balance at Dec. 31, 2020		$ (311,388)			$ 2,511		814,796		(1,070,683)			(58,012)		$ 0		$ (213,392)			$ 26,125			766,714			(948,219)			(58,012)			$ 0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Distributions to parent company, net																(26,503)									(26,503)
Employee related equity activity
Amortization of share-based compensation		710					710
Issuance of share-based compensation shares (in shares)					43,000
Tax benefit of equity transactions		(1)					(1)
Net income (loss)		250,228														193,825
Net loss		250,228							250,228							193,825									193,825
Other comprehensive income, net		108										108				108												108
Issuance of Successor common stock and warrants (in shares)					50,000,000
Issuance of Successor common stock and warrants		1,018,768			$ 1		1,018,767
Cancellation of Predecessor equity (in shares)					(251,127,000)
Cancellation of Predecessor equity		60,343			$ (2,511)		(815,505)		820,455			57,904				1,061,402						222,601			780,897			57,904
Capital contribution by parent - share-based compensation																710						710
Ending balance (in shares) at Feb. 05, 2021					50,000,000														261,246,000
Ending balance at Feb. 05, 2021		1,018,768			$ 1		1,018,767					0				1,016,150			$ 26,125			990,025
Employee related equity activity
Other comprehensive income, net		0
Ending balance at Mar. 31, 2021												0
Beginning balance (in shares) at Feb. 05, 2021					50,000,000														261,246,000
Beginning balance at Feb. 05, 2021		1,018,768			$ 1		1,018,767					0				1,016,150			$ 26,125			990,025
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Distributions to parent company, net																(32,677)						(32,677)
Employee related equity activity
Amortization of share-based compensation		11,312					11,312
Exchange of common stock for penny warrants (in shares)					(6,463,000)
Net income (loss)		(21,454)														(55,336)
Net loss		(21,454)							(21,454)							(55,336)									(55,336)
Other comprehensive income, net		(267)										(267)				(267)												(267)
Exercise of common stock warrants (in shares)					31,000
Exercise of common stock warrants		647					647
Issuance of common stock for Pacific Drilling merger (in shares)					16,600,000
Issuance of common stock for Pacific Drilling merger		$ 357,662					357,662
Capital contribution by parent - share-based compensation																11,312						11,312
Capital contribution by parent - Pacific Drilling merger																$ 422,141						422,141
Ending balance (in shares) at Sep. 30, 2021		60,168,000			60,168,000											261,246,000			261,246,000
Ending balance at Sep. 30, 2021		$ 1,366,668			$ 1		1,388,388		(21,454)			(267)				$ 1,361,323			$ 26,125			1,390,801			(55,336)			(267)
Beginning balance at Mar. 31, 2021												0
Employee related equity activity
Other comprehensive income, net		$ 168
Ending balance (in shares) at Jun. 30, 2021		60,200,000			60,150,000														261,246,000
Ending balance at Jun. 30, 2021		$ 1,385,724			$ 1		1,383,344		2,211			168				1,384,842			$ 26,125			1,399,905			(41,356)			168
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Distributions to parent company, net																(13,772)						(13,772)
Employee related equity activity
Amortization of share-based compensation		4,668					4,668
Net income (loss)		(23,665)														(13,980)
Net loss		(23,665)							(23,665)							(13,980)									(13,980)
Other comprehensive income, net		(435)										(435)				(435)												(435)
Exercise of common stock warrants (in shares)					18,000
Exercise of common stock warrants		$ 376					376
Capital contribution by parent - share-based compensation																$ 4,668						4,668
Ending balance (in shares) at Sep. 30, 2021		60,168,000			60,168,000											261,246,000			261,246,000
Ending balance at Sep. 30, 2021		$ 1,366,668			$ 1		$ 1,388,388		$ (21,454)			$ (267)				$ 1,361,323			$ 26,125			$ 1,390,801			$ (55,336)			$ (267)

[1]	Activity associated with dividend equivalents, which are related to 2016 performance awards to be paid upon vesting.